FAIR VALUE MEASUREMENTS - Tau Agreement (Details) - Tau Agreement	Sep. 30, 2025 USD ($)	Jun. 30, 2025 USD ($) $ / shares	Sep. 30, 2024 USD ($)	Jul. 31, 2024 USD ($) $ / shares
FAIR VALUE MEASUREMENTS
Initial fair value, commitment amount			$ 391,017
Subsequent fair value of commitment amount			966,153
Initial fair value commitment fee			50,506
Subsequent fair value of commitment fee			$ 124,796
Tau Investment Partners LLC
FAIR VALUE MEASUREMENTS
Initial fair value, commitment amount	$ 0	$ 539,448
Subsequent fair value of commitment amount				$ 966,153
Initial fair value commitment fee		$ 337
Subsequent fair value of commitment fee				$ 124,796
Tau Investment Partners LLC | Anticipated Monthly Advance Amounts
FAIR VALUE MEASUREMENTS
Commitment amount		40,000		40,000
Tau Investment Partners LLC | Market price of public shares
FAIR VALUE MEASUREMENTS
Commitment fee | $ / shares		0.19		16.2
Tau Investment Partners LLC | Risk-free rate
FAIR VALUE MEASUREMENTS
Commitment amount		0.0375		0.042
Commitment fee		0.0375		0.042
Tau Investment Partners LLC | Volatility
FAIR VALUE MEASUREMENTS
Commitment amount		1.677		0.403
Commitment fee		1.677		0.403